UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2003

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       August 27, 2003

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $190,654,439.10



List of Other Included Managers:





FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Amdocs LtD      Ord		 G02602103 41251 1718800Sh    Sole
1718800     0    0
America Movil SA De CV         Spon ADR L Shs		 02364W105 14023 747900Sh    Sole
747900     0    0
Check Point Software Tech Lt        Ord	 M22465104 20132 1032400Sh    Sole
1032400     0    0
Chinadotcom Corp       CL A	 G2108N109 321 38200Sh    Sole
38200    0    0
Comverse Technology Inc        Com Par $0.10	 205862402 817 54400Sh    Sole
54400    0    0
Everest Re       Com	 G3223R108 1645 21500Sh    Sole
21500     0    0
Flextronics Intl Ltd        Ord	 Y2573F102 1345 12900Sh    Sole
129000    0    0
Golden Telecom Inc        Com	 38122G107 1534 69500Sh    Sole
69500     0    0
Grupo Televisa SA De CV       Sp ADR Rep Ord	 40049J206 1090 31600Sh    Sole
31600    0    0
Kerzner International Ltd        Shs	 P6065Y107 1063 33000Sh    Sole
33000     0    0
Mobile Telesystems OJSC       Sponsored ADR	 607409109 926 15700Sh    Sole
15700     0    0
Nortel Networks Corp New        Com	 656568102 47247 17499000Sh    Sole
17499000     0    0
Renaissance Re Hldgs Ltd        Com	 G7496G953 20038 440200Sh    Sole
440200   0    0
Seagate Technology        Shs	 G7945J104 1107 62700Sh    Sole
62700    0    0
Sina Corp        Ord	 G81477104 468 23100Sh    Sole
23100     0    0
Sohu Com Inc        Com	 83408W103 466 13700Sh    Sole
13700    0    0
PT Telekomunikasi Indonesia        Sponsored ADR	 715684106 942 84100Sh    Sole
84100    0    0
Taiwan Semi-ADR       Sponsored ADR	 874039100 36240 3595200Sh    Sole
3595200    0    0
